ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of period	$ 963,303	$ 895,085	$ 895,085	$ 783,539
Accretion expense	17,627	9,632	38,529	38,923
Reclamation obligations settled	0	0	0	0
Additions and changes in estimates	0	0	29,689	72,623
Balance, end of period	$ 980,930	$ 904,717	$ 963,303	$ 895,085